FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 92,366	$ 91,249
Liabilities	48,255	47,141
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,464	2,556
Liabilities	859	898
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	225	190
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	634	708
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Assets	855	855
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Assets	585	475
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Assets	462	617
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Assets	562	609
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	797	793
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Assets	797	793
Recurring fair value measurement | Level 1 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Level 1 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	602	743
Liabilities	279	206
Recurring fair value measurement | Level 2 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	148	75
Recurring fair value measurement | Level 2 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	131	131
Recurring fair value measurement | Level 2 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Level 2 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Level 2 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Assets	462	617
Recurring fair value measurement | Level 2 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Assets	140	126
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	1,065	1,020
Liabilities	580	692
Recurring fair value measurement | Level 3 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	77	115
Recurring fair value measurement | Level 3 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	503	577
Recurring fair value measurement | Level 3 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Assets	58	62
Recurring fair value measurement | Level 3 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Assets	585	475
Recurring fair value measurement | Level 3 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Level 3 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Assets	$ 422	$ 483